LONG-TERM DEBT (Details)	12 Months Ended			1 Months Ended			12 Months Ended				36 Months Ended		1 Months Ended	12 Months Ended						1 Months Ended				1 Months Ended							1 Months Ended			1 Months Ended			1 Months Ended				1 Months Ended						1 Months Ended			1 Months Ended												1 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($) carriers	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Nov. 30, 2012 US Dollar 53.2 Million Secured Term Loan Facility [Member] USD ($) subsidiaries carriers	Dec. 31, 2012 US Dollar 53.2 Million Secured Term Loan Facility [Member] USD ($)	Dec. 31, 2011 US Dollar 53.2 Million Secured Term Loan Facility [Member] USD ($)	Dec. 31, 2012 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2011 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2010 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2009 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2006 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 15, 2003 8.5% Senior Notes due 2013 [Member] USD ($)	Oct. 31, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member]	Dec. 31, 2012 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2011 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2012 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Dec. 31, 2011 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Oct. 07, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Feb. 28, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]	Dec. 31, 2012 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Dec. 31, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Feb. 10, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Oct. 31, 2012 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] USD ($)	Dec. 31, 2012 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] USD ($)	Dec. 31, 2012 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] NOK	Dec. 31, 2011 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 350 million combined senior and junior secured loan facility [Member] USD ($)	Mar. 31, 2012 Floating Rate Debt [Member] US dollar 184 million secured term loan and revolving credit facility [Member] USD ($) subsidiaries	Dec. 31, 2012 Floating Rate Debt [Member] US dollar 184 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US dollar 184 million secured term loan and revolving credit facility [Member] USD ($)	Apr. 30, 2006 Floating Rate Debt [Member] US$ 210 million secured term loan facility [Member] USD ($) vessels subsidiaries	Dec. 31, 2012 Floating Rate Debt [Member] US$ 210 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 210 million secured term loan facility [Member] USD ($)	Aug. 31, 2007 Floating Rate Debt [Member] US$ 149 million secured term loan facility [Member] USD ($) vessel subsidiaries	Dec. 31, 2012 Floating Rate Debt [Member] US$ 149 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 149 million secured term loan facility [Member] USD ($)	Jan. 31, 2008 Floating Rate Debt [Member] US$ 149 million secured term loan facility [Member] vessel	Jan. 31, 2008 Floating Rate Debt [Member] US$ 77 million secured term loan facility [Member] USD ($) subsidiaries vessel	Dec. 31, 2012 Floating Rate Debt [Member] US$ 77 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 77 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Feb. 28, 2008 Floating Rate Debt [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Mar. 31, 2008 Floating Rate Debt [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($) tankers subsidiaries	Dec. 31, 2012 Floating Rate Debt [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Sep. 30, 2008 Floating Rate Debt [Member] US$ 58 million secured revolving credit facility [Member] USD ($) subsidiaries containership	Dec. 31, 2012 Floating Rate Debt [Member] US$ 58 million secured revolving credit facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 58 million secured revolving credit facility [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Feb. 28, 2010 Floating Rate Debt [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessel	Dec. 31, 2011 Floating Rate Debt [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($)	Mar. 31, 2010 Floating Rate Debt [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($) vessel	Dec. 31, 2012 Floating Rate Debt [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Mar. 31, 2010 Floating Rate Debt [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Nov. 30, 2010 Floating Rate Debt [Member] US$ 54 million secured term loan facility [Member] USD ($) subsidiaries	Dec. 31, 2012 Floating Rate Debt [Member] US$ 54 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 54 million secured term loan facility [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Feb. 08, 2011 Floating Rate Debt [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Mar. 31, 2011 Floating Rate Debt [Member] US$ 75 million secured term loan facility [Member] USD ($) subsidiaries	Dec. 31, 2012 Floating Rate Debt [Member] US$ 75 million secured term loan facility [Member] USD ($) carriers	Dec. 31, 2011 Floating Rate Debt [Member] US$ 75 million secured term loan facility [Member] USD ($) carriers	May 31, 2011 Floating Rate Debt [Member] US$ 171 million secured term loan facility [Member] USD ($) subsidiaries vessel	Dec. 31, 2012 Floating Rate Debt [Member] US$ 171 million secured term loan facility [Member] USD ($) carriers	Dec. 31, 2011 Floating Rate Debt [Member] US$ 171 million secured term loan facility [Member] USD ($) carriers	Jun. 30, 2011 Floating Rate Debt [Member] US$ 55 million secured securities financing facility [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] US$ 55 million secured securities financing facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 55 million secured securities financing facility [Member] USD ($)	Dec. 31, 2012 Floating Rate Debt [Member] US$ 167 million secured term loan facility USD ($)	Jul. 31, 2011 Floating Rate Debt [Member] US$ 167 million secured term loan facility USD ($) vessel	Mar. 02, 2013 Subsequent Event [Member] 8.5% Senior Notes due 2013 [Member]	Jan. 31, 2013 Subsequent Event [Member] US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member] USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 1,831,200,000	$ 1,910,464,000			$ 53,200,000	$ 0	$ 247,766,000	$ 274,209,000						436,500,000	446,500,000		$ 78,505,000	$ 74,583,000			$ 125,000,000	$ 125,000,000			$ 107,910,000	600,000,000	$ 0	$ 1,272,019,000	$ 1,436,672,000	$ 144,100,000		$ 36,800,000	$ 0		$ 174,800,000	$ 175,000,000		$ 82,400,000	$ 90,800,000			$ 45,500,000	$ 51,900,000	$ 7,000,000	$ 9,000,000			$ 29,300,000	$ 33,300,000		$ 23,000,000	$ 33,600,000	$ 34,800,000	$ 37,600,000		$ 313,000,000	$ 439,800,000		$ 34,800,000	$ 37,600,000			$ 45,900,000	$ 49,800,000	$ 52,500,000	$ 87,500,000			$ 68,400,000	$ 64,700,000		$ 140,300,000	$ 96,800,000				$ 130,300,000
Less : current portion of long-term debt	(157,689,000)	(150,342,000)
Total long-term debt, non-current portion	1,673,511,000	1,760,122,000
Long-term Debt, by Maturity [Abstract]
2013	157,689,000
2014	311,235,000
2015	318,816,000
2016	183,104,000
2017	166,481,000
Thereafter	693,875,000
Long-term debt	1,831,200,000	1,910,464,000			53,200,000	0	247,766,000	274,209,000						436,500,000	446,500,000		78,505,000	74,583,000			125,000,000	125,000,000			107,910,000	600,000,000	0	1,272,019,000	1,436,672,000	144,100,000		36,800,000	0		174,800,000	175,000,000		82,400,000	90,800,000			45,500,000	51,900,000	7,000,000	9,000,000			29,300,000	33,300,000		23,000,000	33,600,000	34,800,000	37,600,000		313,000,000	439,800,000		34,800,000	37,600,000			45,900,000	49,800,000	52,500,000	87,500,000			68,400,000	64,700,000		140,300,000	96,800,000				130,300,000
Weighted average interest rate (in hundredths)																												4.17%	4.51%
Three month dollar LIBOR rate (in hundredths)	0.306%	0.581%
Three month Norwegian kroner NIBOR rate (in hundredths)	1.83%	2.89%
Stated interest rate												8.50%											3.75%																																																								8.50%	3.25%
Debt instrument, face amount				53,200,000								580,000,000							500,000,000				125,000,000	600,000,000							184,000,000			210,000,000			149,000,000				77,000,000					30,000,000	49,000,000			58,000,000					42,600,000			725,000,000			42,600,000	53,700,000					95,000,000	75,400,000			171,000,000			55,000,000				166,800,000		350,000,000
Redemption price of debt, maximum (in hundredths)												104.25%
Redemption price of debt, minimum (in hundredths)												100.00%
Amount of debt repurchased							26,400,000	21,900,000	5,000,000	148,000,000	130,900,000			10,000,000	13,000,000	40,500,000
Gain/(loss) on repurchase of debt	(122,000)	521,000	(13,000)				(122,000)	521,000	(13,000)	20,600,000
Latest redemption date													Apr. 06, 2014
Maturity date of debt													4/7/2014							2016				10/19/2017
Earliest redemption date													Oct. 07, 2013
Notice of redemption (in days)																			30 days
Redemption price of debt (in hundredths)																			100.50%					100.50%
Conversion price (in dollars per share)																					$ 21.73		$ 27.05																																																									$ 21.945
Premium of conversion price to share price																							35.00%																																																									33.00%
Threshold percentage of value of shares underlying each bond to principal amount of bond for the bonds to be callable (in hundredths)																							130.00%
Number of new vessels acquired that were partly funded by secured term loan facility																																		5			5				2						2
Minimum revenue level by vessel-owning subsidiaries																																		25,000,000
Available amount under revolving part of credit facility																														0																										36,300,000	0								25,000,000	0											1,700,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement				2																											4			5			5				2						2			2												2						3			8
Term of loan (in years)				5 years																											12 years			12 years			7 years				7 years					7 years	10 years			5 years					5 years			5 years			5 years	8 years					7 years	8 years			10 years							6 years
Number of vessels sold																																								1																7
Number of remaining vessels relating to loan facility																																					4
Number of vessels against which loan was secured																																																		2						19		26										3			7							5
Number of vessels delivered																																																																					1,000	2		4	2
Amount available to draw																																147,200,000	0																																							17,900,000			18,900,000	11,700,000
Percentage of acquisition cost of securities which may be funded by financing facility (in hundredths)																																																																										50.00%
Number of car carriers	2			2
Book value of assets pledged under ship mortgages	$ 2,240,000,000	$ 2,241,000,000